Total
ICON Natural Resources and Infrastructure Fund

SCM Trust

ICON Natural Resources and Infrastructure Fund

Supplement dated October 12, 2022 to the

Prospectus dated May 1, 2022

Effective October 10, 2022:

The Average Annual Return Table for the ICON Natural Resources and Infrastructure Fund on page 16 of the prospectus is replaced in its entirety with:

Average Annual Return (for the period ended 12/31/21) ICON Natural Resources and Infrastructure Fund (Institutional – ICBMX)
Average Annual Total Returns - ICON Natural Resources and Infrastructure Fund	1 Year	5 Years	10 Years [1]
Institutional Class	30.62%	10.24%	9.25%
Institutional Class | After Taxes on Distributions	6.12%	13.07%	6.94%
Institutional Class | After Taxes on Distributions and Sales	4.07%	11.21%	5.99%
S&P 1500 Index	28.45%	17.94%	16.34%
[1]	Inception date: 05/05/1997